Description of business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 06, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2024
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, value, new issues			$ 570,129			$ 4,692	$ 1,037	$ 1,074,014
Payments of stock issuance costs					$ 268	$ 3,870
Preferred stock, shares authorized		500,000,000
Preferred stock, par or stated value per share		$ 0.0001
Share based compensation arrangement by share based payment award, options, vested, number of shares				1,035,000		3,720,000	5,580,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000	2,500,000,000		300,000,000	262,500,000		300
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Stock based compensation expense				$ 423,800
Conversion of stock, shares converted		19,600,000
Common Class A [Member] | Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, shares converted		139,800,000
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000		0			300
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Common Class C [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000		0
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, value, new issues				$ 583,000
Payments of stock issuance costs				$ 12,800
Preferred stock, shares authorized		500,000,000
Preferred stock, par or stated value per share		$ 0.0001
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues	19,900,000			19,900,000
Shares issued, price per share	$ 31		$ 31	$ 31
Common stock, shares authorized		2,500,000,000
Common stock, par or stated value per share		$ 0.0001
Stock based compensation expense		$ 423,800
Capitalized computer software, gross		$ 62,700
Share based compensation arrangement by share based payment award, options, vested, number of shares				9,500,000
Share based payment arrangement, shares withheld for tax withholding obligation				4,000,000
IPO [Member] | Common Class A [Member] | Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, shares converted		139,800,000
IPO [Member] | Common Class A [Member] | Convertible Preferred Stock [Member] | Founder [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, shares converted		19,600,000
IPO [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		500,000,000
Common stock, par or stated value per share		$ 0.0001
IPO [Member] | Common Class C [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		500,000,000
Common stock, par or stated value per share		$ 0.0001